Changes in Stock Options (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 24, 2014	Dec. 25, 2013	Dec. 26, 2012
Shares
Outstanding-beginning balance	3,338,096	3,472,539	576,370
Grants		802,857	3,190,019
Exercised	(739)		(8,093)
Forfeited, cancelled or expired		(937,300)	(285,757)
Outstanding-ending balance	3,554,926	3,338,096	3,472,539
Vested and expected to vest at December 25, 2013		3,338,096
Exercisable at December 25, 2013		1,709,748
Weighted-Average Exercise Price
Outstanding-beginning balance	$ 5.31	$ 5.23	$ 9.74
Grants		$ 5.25	$ 4.77
Exercised			$ 1.18
Forfeited, cancelled or expired		$ 4.98	$ 9.23
Outstanding-ending balance		$ 5.31	$ 5.23
Vested and expected to vest at December 25, 2013		$ 5.31
Exercisable at December 25, 2013		$ 5.36